Credit Risk - Movement in gross exposure for loans and advances at amortised cost - footnotes narrative (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Financial guarantee contracts
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Post write-off recoveries	£ 15
Net release in ECL	216
Home loans | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	11,012			£ 11,193
Home loans | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	9,568			9,621
Home loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	768			849
Home loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	676			723
Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	23,216			23,368
Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	20,587			18,524
Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,069			4,244
Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	560			600
Wholesale loans | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	99,587			99,706
Wholesale loans | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	85,894			82,974
Wholesale loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	13,020			15,405
Wholesale loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	673			1,327
Loans and advances | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross write-offs	606	£ 643
Post write-off recoveries	15	1
Net write-offs	591	£ 642
Financial assets	133,815			134,267
Decrease through derecognition, financial assets	0
Loans and advances | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	116,049			111,119
Loans and advances | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	15,857			20,498
Loans and advances | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,909			2,650
Impairment allowance | Home loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Impairment allowance | Home loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Impairment allowance | Home loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Impairment allowance | Home loans | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Impairment allowance | Home loans | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Increase (decrease) through changes in models or risk parameters, financial assets	(34)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(69)
Gross write-offs	(10)
Financial assets	(387)			(434)
Decrease through derecognition, financial assets	0
Impairment allowance | Home loans | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Increase (decrease) through changes in models or risk parameters, financial assets	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(14)
Gross write-offs	0
Financial assets	(7)			(6)
Decrease through derecognition, financial assets	0
Impairment allowance | Home loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Increase (decrease) through changes in models or risk parameters, financial assets	4
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	9
Gross write-offs	0
Financial assets	(39)			(52)
Decrease through derecognition, financial assets	0
Impairment allowance | Home loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Increase (decrease) through changes in models or risk parameters, financial assets	(38)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(64)
Gross write-offs	(10)
Financial assets	(341)			(376)
Impairment allowance | Credit cards, unsecured loans and other retail lending
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(5)
Impairment allowance | Credit cards, unsecured loans and other retail lending | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(9)
Impairment allowance | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1
Impairment allowance | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	3
Impairment allowance | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Increase (decrease) through changes in models or risk parameters, financial assets	30
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(23)
Gross write-offs	(468)
Financial assets	(2,447)			(2,979)
Decrease through derecognition, financial assets	(11)
Impairment allowance | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Increase (decrease) through changes in models or risk parameters, financial assets	3
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(316)
Gross write-offs	0
Financial assets	(609)			(399)
Decrease through derecognition, financial assets	0
Impairment allowance | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Increase (decrease) through changes in models or risk parameters, financial assets	27
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	119
Gross write-offs	0
Financial assets	(781)			(1,327)
Decrease through derecognition, financial assets	0
Impairment allowance | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Increase (decrease) through changes in models or risk parameters, financial assets	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	174
Gross write-offs	(468)
Financial assets	(1,057)			(1,253)
Decrease through derecognition, financial assets	(11)
Impairment allowance | Wholesale loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(205)
Impairment allowance | Wholesale loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(146)
Impairment allowance | Wholesale loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(61)
Impairment allowance | Wholesale loans | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2
Impairment allowance | Wholesale loans | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Increase (decrease) through changes in models or risk parameters, financial assets	36
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(185)
Gross write-offs	(128)
Financial assets	(1,191)			(1,653)
Decrease through derecognition, financial assets	(29)
Impairment allowance | Wholesale loans | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Increase (decrease) through changes in models or risk parameters, financial assets	7
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(167)
Gross write-offs	0
Financial assets	(193)			(280)
Decrease through derecognition, financial assets	(1)
Impairment allowance | Wholesale loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Increase (decrease) through changes in models or risk parameters, financial assets	29
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(14)
Gross write-offs	0
Financial assets	(331)			(533)
Decrease through derecognition, financial assets	0
Impairment allowance | Wholesale loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Increase (decrease) through changes in models or risk parameters, financial assets	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4)
Gross write-offs	(128)
Financial assets	(667)			(840)
Decrease through derecognition, financial assets	(28)
Impairment allowance | Loans and advances | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(4,025)			(5,066)
Impairment allowance | Loans and advances | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(809)			(685)
Impairment allowance | Loans and advances | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1,151)			(1,912)
Impairment allowance | Loans and advances | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(2,065)			(2,469)
Impairment allowance | Impairment charge on other financial assets
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(102)			(145)
Impairment allowance | Impairment charge on other financial assets | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(7)			(7)
Impairment allowance | Financial assets at fair value through other comprehensive income | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1)			(6)
Impairment allowance | Other assets | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(94)			(132)
Gross exposure | Home loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(6)
Gross exposure | Home loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(6)
Gross exposure | Home loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Gross exposure | Home loans | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Gross exposure | Home loans | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Increase (decrease) through changes in models or risk parameters, financial assets	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(587)
Gross write-offs	10
Financial assets	11,399			11,627
Decrease through derecognition, financial assets	0
Gross exposure | Home loans | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Increase (decrease) through changes in models or risk parameters, financial assets	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(484)
Gross write-offs	0
Financial assets	9,575			9,627
Decrease through derecognition, financial assets	0
Gross exposure | Home loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Increase (decrease) through changes in models or risk parameters, financial assets	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(48)
Gross write-offs	0
Financial assets	807			901
Decrease through derecognition, financial assets	0
Gross exposure | Home loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Increase (decrease) through changes in models or risk parameters, financial assets	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(55)
Gross write-offs	10
Financial assets	1,017			1,099
Decrease through derecognition, financial assets	0
Gross exposure | Credit cards, unsecured loans and other retail lending
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2,123
Gross exposure | Credit cards, unsecured loans and other retail lending | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2,142
Gross exposure | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	213
Gross exposure | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(232)
Gross exposure | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Increase (decrease) through changes in models or risk parameters, financial assets	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,299)
Gross write-offs	468
Financial assets	25,663			26,347
Decrease through derecognition, financial assets	19
Gross exposure | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Increase (decrease) through changes in models or risk parameters, financial assets	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(752)
Gross write-offs	0
Financial assets	21,196			18,923
Decrease through derecognition, financial assets	0
Gross exposure | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Increase (decrease) through changes in models or risk parameters, financial assets	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(463)
Gross write-offs	0
Financial assets	2,850			5,571
Decrease through derecognition, financial assets	0
Gross exposure | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Increase (decrease) through changes in models or risk parameters, financial assets	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(84)
Gross write-offs	468
Financial assets	1,617			1,853
Decrease through derecognition, financial assets	19
Gross exposure | Wholesale loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2,572
Gross exposure | Wholesale loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,912
Gross exposure | Wholesale loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	688
Gross exposure | Wholesale loans | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(28)
Gross exposure | Wholesale loans | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Increase (decrease) through changes in models or risk parameters, financial assets	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,077
Gross write-offs	128
Financial assets	100,778			101,359
Decrease through derecognition, financial assets	101
Gross exposure | Wholesale loans | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Increase (decrease) through changes in models or risk parameters, financial assets	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,001
Gross write-offs	0
Financial assets	86,087			83,254
Decrease through derecognition, financial assets	43
Gross exposure | Wholesale loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Increase (decrease) through changes in models or risk parameters, financial assets	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	152
Gross write-offs	0
Financial assets	13,351			15,938
Decrease through derecognition, financial assets	8
Gross exposure | Wholesale loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Increase (decrease) through changes in models or risk parameters, financial assets	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(76)
Gross write-offs	128
Financial assets	1,340			2,167
Decrease through derecognition, financial assets	50
Gross exposure | Loans and advances | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	137,840			139,333
Gross exposure | Loans and advances | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	116,858			111,804
Gross exposure | Loans and advances | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	17,008			22,410
Gross exposure | Loans and advances | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,974			5,119
Gross exposure | Impairment charge on other financial assets
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	159,900			150,300
Gross exposure | Impairment charge on other financial assets | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	159,800			146,300
Gross exposure | Impairment charge on other financial assets | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	94		£ 132	132
Gross exposure | Financial assets at fair value through other comprehensive income | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	34			3,800
Gross exposure | Other assets | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 94			£ 132